Financial Assets Delivered as Guarantee (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Financial Assets Delivered as Guarantee
The composition of financial assets delivered as guarantee as of December 31, 2022 and 2021 is as follows:

Composition	Carrying amount
	12/31/2022	12/31/2021
For transactions with the BCRA	24,824,547	30,242,005
For guarantee deposits	5,795,731	4,751,142

Total	30,620,278	34,993,147